SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 14.   SEGMENT INFORMATION

Our operations are organized into four segments: Security and Cash Management Services; Marketing and Products; Consulting and Advisory; and Finance and Real Estate.  All revenue originates and all assets are located in the United States.  We have revised our disclosure to correspond to the information provided to the chief operating decision maker.

Year ended December 31

2016	Security	Marketing	Operations	Finance	Total
Revenues	$2,232,915	$188,594	$432,046	$128,427	$2,981,982
Costs and expenses	(2,253,194)	(387,330)	(555,892)	(32,143)	(3,228,559)
Interest expense	–	–	–	(8,669)	(8,669)
	$(20,279)	$(198,736)	$(123,846)	$87,615	(255,246)
Corporate expenses					(32,544,431)
				Net loss	$(32,799,677)

2015	Security	Marketing	Operations	Finance	Total
Revenues	$1,490,832	$26,420	$144,944	$100,782	$1,762,978
Costs and expenses	(1,611,201)	(43,716)	(367,358)	(32,051)	(2,054,326)
Interest expense	–	–	–	(12,587)	(12,587)
	$(120,369)	$(17,296)	$(222,414)	$56,144	(303,935)
Corporate expenses					(8,482,342)
				Net loss	$(8,786,277)

	December 31,
Total assets	2016	2015
Security	$141,140	$1,784,063
Marketing	50,919	96,343
Operations	55,750	22,268
Finance	515,205	431,639
Corporate	2,094,857	1,348,398
	$2,857,871	$3,682,711